Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprise (“WFOE”) and subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment and intangible assets, impairment of long-lived assets and goodwill, allowance for credit losses, provision for contingent liabilities, revenue recognition, right-of-use assets and lease liabilities, deferred taxes and uncertain tax position, purchase price allocations for business combination, the fair value of contingent consideration related to business acquisitions. Actual results could differ from these estimates.

Foreign currency translation and other comprehensive income (loss)

Foreign currency translation and other comprehensive income (loss)

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of MicroAlgo and its subsidiaries which are incorporated in Hong Kong is U.S. dollar, and its subsidiaries which are incorporated in PRC is RMB, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.

The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2025 and June 30, 2026 were translated at USD 1.00 to RMB 7.0288 and to RMB 6.8109, respectively. The average translation rates applied to statement of income accounts for the six months ended June 30, 2025 and 2026 were USD 1.00 to RMB 7.1839, and RMB 6.8932, respectively. The shareholders’ equity accounts were stated at their historical rate. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at third party platform fund accounts which are unrestricted as to immediate use or withdraw. The Company maintains most of its bank accounts in the PRC, HK, Singapore and US.

Accounts receivable, net

Accounts receivable, net

Accounts receivable includes trade accounts due from customers. Accounts are considered overdue after 90 days. Management reviews its receivables on a regular basis to determine if the credit loss is adequate and provides allowance when necessary. The credit loss is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the credit loss after all means of collection have been exhausted and the likelihood of collection is not probable. During six months ended June 30, 2025 and 2026, the Company made nil and RMB 75,000 (USD 11,012) allowance for credit losses of accounts receivable, respectively.

Short-term investments

Short-term investments

Short-term investments are investments in wealth management product with underlying in cash, bonds and equity funds. The investments can be redeemed any time and the investment are recorded at fair value. The gain (loss) from sale of any investments and fair value change are recognized in the statements of income and comprehensive income.

Prepaid services fees

Prepaid services fees

Prepaid services fees are mainly payments made to vendors or services providers for future services. These amounts are refundable and bear no interest. Management reviews its prepaid services fees on a regular basis to determine if the written-off is adequate and adjusts the written-off when necessary. During six months ended June 30, 2025 and 2026, the Company made RMB 22,149 reversal and RMB 45,857 (USD 6,733) written-off of prepaid services fees, respectively.

Other receivables and prepaid expenses

Other receivables and prepaid expenses

Other receivables that are short-term in nature include employee advances to pay certain of the Company’s expenses in the normal course of business and certain short-term deposits. Prepaid expenses included utilities or system services. Credit loss may be established and recorded based on management’s assessment of the likelihood of collection. Management reviews these items on a regular basis to determine if the credit loss is adequate and adjusts the credit loss when necessary. Delinquent account balances are written-off against the credit loss after management has determined that the likelihood of collection is not probable. During six months ended June 30, 2025 and 2026, the Company made RMB 4,874,917 reversal and RMB 4,472,840 (USD 656,718) allowance of credit losses for other receivables, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with 5% residual value. The estimated useful lives are as follows:

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Leasehold improvements	lesser of lease term or expected useful life

Long-term investments

Long-term investments

The Company accounts for investments with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the cost method, included in long-term investments. The Company records these investments at cost in its unaudited interim condensed financial statements and subsequently records any dividends received from the net accumulated earnings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investments.

Equity method investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. As of June 30, 2026, the Company recognized the accumulative impairment of RMB 1,103,089 (USD 161,960) for the long-term investment, which stayed the same as recognized in the prior period, mainly due to the weak financial condition recognized of Shenzhen Weiyixin’s investments in near periods.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. During six months ended June 30, 2025 and 2026, nil and nil impairment of long-lived assets was recognized.

Convertible notes payable

Convertible notes payable

Convertible notes are debt or equity instruments that either require or permit the investor to convert the instrument into equity securities of the issuer. The Company accounts for its convertible notes in accordance with ASC 470-20 Debt with Conversion and Other Options, whereby the convertible instrument is initially accounted for as a single unit of account, unless it contains a derivative that must be bifurcated from the host contract in accordance with ASC 815-15 Derivatives and hedging – Embedded Derivatives or the substantial premium model in ASC 470-20 Debt – Debt with Conversion and Other Options applies. For the year ended December 31, 2025 and six months ended June 30, 2026, the convertible notes payable amounted to nil and nil.

Business combination

Business combination

The purchase price of an acquired company is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. Transaction costs associated with business combinations are expensed as incurred, and are included in general and administrative expenses in the Company’s consolidated statements of operations. The results of operations of the acquired business are included in the Company’s operating results from the date of acquisition.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Warrants liabilities

Warrants liabilities

The Company accounts for warrants (Public Warrants or Private Warrants) as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Class A Ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations. The Company has elected to account for its Public Warrants as equity and the Private Warrants as liabilities.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC Topic 606). The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligation.

(i)	Central Processing Advertising Algorithm Services

— Advertising display services

For the advertising algorithm advertising display services, the Company’s performance obligation is to identify advertising spaces, embed images or videos into films, shows and short form videos that are hosted by leading online streaming platforms in China. Revenue is recognized at a point in time when the related services have been delivered based on the specific terms of the contract, which are commonly based on specific action (i.e., cost per impression (“CPM”) for online display).

The Company enters into advertising contracts with advertisers where the amounts charged per specific action are fixed and determinable, the specific terms of the contracts were agreed on by the Company, the advertisers and channel providers, and collectability is probable. Revenue is recognized on a CPM basis as impressions.

The Company considers itself as provider of the services as it has control of the specified services and products at any time before it is transferred to the customers which is evidenced by (1) the Company is primarily responsible to its customers for products and services offered where the products were designed in house and the Company has customer services team to directly serve the customers; and (2) having latitude in establish pricing. Therefore, the Company acts as the principal of these arrangements and reports revenue earned and costs incurred related to these transactions on a gross basis.

— Software development

The Company also designs software for central processing units based on customers’ specific needs. The contract is typically fixed priced and does not provide any post contract customer support or upgrades. The Company’s performance obligation is to design, develop, test and install the related software for customers, all of which are considered one performance obligation as the customers do not obtain benefit for each separate service. The duration of the development period is short, usually less than one year.

The Company’s revenue from software development contracts is generally recognized over time during the development period and the Company has no alternative use of the customized software and application without incurring significant additional costs. Revenue is recognized based on the Company’s measurement of progress towards completion based on output methods when the Company could appropriately measure the customization progress towards completion by reaching certain milestones specified in contracts. Assumptions, risks and uncertainties inherent in the estimates used to measure progress could affect the amount of revenues, receivables and deferred revenues at each reporting period.

The Company assesses whether it acts as a principal or an agent in its software development contracts by evaluating whether it controls the specified software development services before they are transferred to the customer, in accordance with the principles under ASC 606. The Company has determined that it acts as a principal in these arrangements. This determination is primarily supported by the following factors: (i) Primary responsibility – the Company has the primary obligation to deliver the fully functional customized software to the customer and is directly responsible for the acceptability, performance, and quality of the final software product; (ii) Inventory risk – although no physical inventory is involved, the Company bears economic risks throughout the development process; and (iii) Pricing discretion – The Company has the sole discretion to establish the fixed contract price with the customer through direct negotiations, and the pricing is not subject to any third-party supplier's fee structure, as the Company utilizes its own in-house engineering resources to fulfill the contract. Furthermore, the Company integrates the design, development, testing, and installation services into a combined output (the customized software system) for which the customer has contracted as a whole. Therefore, the Company obtains control of the integrated software development services before transferring them to the customer. Consequently, the Company recognizes revenue from these software development contracts on a gross basis, presenting the total contract consideration as revenue, with the related development costs recognized as cost of sales. No amounts are recorded as net commission or service fee income from these arrangements.

Contract balances:

The Company records receivable related to revenue when it has an unconditional right to invoice and receive payment.

Payments received from customers before all the relevant criteria for revenue recognition met are recorded as deferred revenue.

The Company’s disaggregated revenue streams in consideration of the Company’s type of goods and services and sales channels are as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Central processing advertising algorithm services	188,112,127	136,706,698	20,071,752
Total revenues	188,112,127	136,706,698	20,071,752

The Company’s revenue by timing of transfer of services is summarized below:

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Services transferred at a point in time	142,800,304	74,260,052	10,903,118
Services transferred over time	45,311,823	62,446,646	9,168,634
Total revenues	188,112,127	136,706,698	20,071,752

The Company’s revenue by geographic locations is summarized below:

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	142,800,304	74,260,052	10,903,118
Hong Kong revenues	45,311,823	62,446,646	9,168,634
Total revenues	188,112,127	136,706,698	20,071,752

Cost of revenue

Cost of revenue

Cost of revenue for central processing algorithm services comprised of costs paid to channel distributors based on the sales agreements, shared costs with content providers based on the profit-sharing arrangements, third party consulting services expenses and compensation expenses for the Company’s professionals.

For software development services, the cost of revenue includes the costs paid to the development vendors during the process of software development.

Research and development

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, outsourced subcontractors, as well as office rental, depreciation and related expenses for the Company’s research and product development team.

Value added taxes (“VAT”)

Value added taxes (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13% in China, depending on the type of service provided or product sold. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Other income/(expense), net

Other income/(expense), net

Other income mainly includes government subsidies which are amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation. For the six months ended June 30, 2025 and June 30, 2026, total government subsidies amounted to RMB 100,717 and nil. During the six months ended June 30, 2025 and June 30, 2026, total amount of other income, net was RMB 101,963 and total amount of other expense, net was RMB 76,150 (USD 11,181), respectively.

Leases

Leases

The Company adopted FASB ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Operating lease ROU assets and lease liabilities are recognized at the adoption date or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Employee benefit

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were RMB 765,260 and RMB 705,268 (USD 103,550) for the six months ended June 30, 2025 and 2026, respectively.

Noncontrolling interests

Noncontrolling interests

Noncontrolling interest consists of an aggregate of 42% of the equity interest of Shanghai Weimu, 45% of equity interest of Viwo Cayman, held by other investors. Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Noncontrolling interests consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Shanghai Weimu	2,512,517	2,989,323	438,903
Viwo Cayman	28,729,950	33,925,085	4,980,999
Total noncontrolling interests	31,242,467	36,914,408	5,419,902

Earnings per share

Earnings per share[1]

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Class A Ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Class A Ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. During the six months ended June 30, 2025 and 2026, the basic shares were 2,776,005 shares and 12,437,461 shares, respectively, and the dilutive shares were 2,776,005 and 12,437,461, respectively. During the six months ended June 30, 2025 and 2026, the basic earnings per share and the basic loss per share were RMB 9.54 and RMB 18.88 (USD 2.77), respectively, and the diluted earnings per share and diluted loss per share were RMB 9.54 and RMB 18.88 (USD 2.77), respectively.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

[1]	Number of shares as of June 30, 2025 and prior reporting dates has been retrospectively adjusted for the share consolidation, refer to note 13.

Segment reporting

Segment reporting

FASB ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company determined that it has one operating segment and therefore one reportable segment as defined by ASC 280, which is provided central processing algorithm services. All of the Company’s net revenues were generated in the PRC and Hong Kong.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In November, 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The amendments will be effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027”. Entities within the ASU’s scope are permitted to early adopt the ASU.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"), which expands annual and interim disclosure requirements for reportable segments. On adoption, the disclosure improvements will be applied retrospectively to prior periods presented. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company disclosures in respect of this ASU are included in Note 16 - Segments.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted.

In June 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2025-05- Financial Instruments—Credit Losses (Topic 326). The current credit loss guidance in Topic 326 requires that an entity consider available information that is relevant to assessing the collectability of cash flows when developing an estimate of expected credit losses. The historical credit loss experience of financial assets with similar risk characteristics generally provides a basis for an entity’s assessment of expected credit losses. However, an entity is required to consider adjustments to that information to reflect the extent to which management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed for the period over which historical information was evaluated. Those adjustments may be qualitative in nature and should reflect current conditions and forecasted changes related to relevant data (such as changes in unemployment rates, property values, commodity values, delinquency, or other factors that are associated with credit losses on the financial asset or in the group of financial assets). In addition, under current guidance, an entity would not consider collection activity after the balance sheet date when developing its estimate of expected credit losses. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.